SCHEDULE II--Valuation and Qualifying Accounts - Valuation Allowance (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance

	Balance at Beginning of Period	Additions, Costs and Expenses	Deductions, Write-offs	Other (1)	Balance at End of Period
Valuation Allowance For Deferred Tax Assets:
Year Ended December 31, 2015	$40,646	$386,087	$(17,106)	$17,364	$426,991
Year Ended December 31, 2016	$426,991	$4,416,478	$(2,039)	$(221)	$4,841,209
Year Ended December 31, 2017	$4,841,209	$3,811,982	$—	$(590,216)	$8,062,975
__________

(1)	Represents opening balances of businesses acquired in the period and, for the year ended December 31, 2017, changes in the statutory U.S. Federal corporate income tax rate.
At December 31, 2017, the Company had the following significant valuation allowances (in thousands):

Jurisdiction	2017
Canada	$2,228
Ireland	$99,194
Luxembourg	$6,847,805
United States	$1,110,172